Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Rent Expense
The following table provides the components of the Company's rent expense (in thousands):
	For the Year Ended December 31,
	2022	2021
Operating leases
Operating lease cost	$1,317	$1,142
Variable cost	350	473
Short-term lease rent expense	18	44
Total rent expense	$1,685	$1,659

Schedule of Quantitative Information Regarding NovaPark Operating Leases
The following table summarizes quantitative information about the Company's operating leases (dollars in thousands):
	For the Year Ended December 31,
	2022	2021
Operating cash outflows from operating leases	$1,289	$1,179
Right-of-use assets exchanged for operating lease liabilities	$—	$624
Weighted-average remaining lease term—operating leases (in years)	3.1	3.8
Weighted-average discount rate—operating leases	9.5%	10.1%

Schedule of Maturities of Lease Liabilities
As of December 31, 2022, maturities of lease liabilities were as follows (in thousands):

Year Ended December 31,	Amounts
2023	$1,305
2024	1,209
2025	1,104
2026	516
Total	4,134
Less present value discount	(659)
Operating lease liabilities	$3,475

Schedule of Quantitative Information About the Financing Obligation
The following table summarizes quantitative information about the Company's financing obligation (dollars in thousands):
For the Year Ended December 31,
2022
Cash flow information:
Payments of financing obligation
Operating cash flows from financing obligation	$36
Financing cash flows from financing obligation	$58
Other information:
Weighted-average remaining lease term (in years)	2.3
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$208
Depreciation associated with the leased asset	$62

Schedule of Maturities of Financing Obligation	As of December 31, 2022, maturities of financing obligation were as follows (in thousands):
Year Ended December 31,	Amounts
2023	$94
2024	94
2025	31
Total	$219